S000001570 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class S
Prospectus [Line Items]
Average Annual Return, Percent	14.46%	11.71%	12.58%
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.34%	11.59%	12.42%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.64%	9.33%	10.50%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.32%	10.60%	11.46%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.61%	10.12%	11.64%
Class M
Prospectus [Line Items]
Average Annual Return, Percent	14.57%	11.82%	12.68%